Related Party Transactions (Details) - Schedule of corresponding exchange differences - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Schedule of corresponding exchange differences [Abstract]
Amounts owed to related parties	$ 1,335	$ 4,778
Loans owed to related parties	7,115	15,844
Amounts owed to related parties	8,450	20,622
Current	8,450	8,459	[1]	$ 25,091
Non-current		$ 12,163	[1]

[1]	Refer to Note 2.4